MINERAL PROPERTIES, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition, right-of-use (“ROU”) asset		$ 26,900,000
Repparfjord Eiendom AS (“REAS”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition, right-of-use (“ROU”) asset	$ 26,900,000
Cost | Nussir ASA (“Nussir”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	95,222,303
Cost | Nye Sulitjelma Gruver SA (“NSG”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	20,151,896
Cost | Repparfjord Eiendom AS (“REAS”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	$ 28,350,863
Mineral Properties
MINERAL PROPERTIES, PLANT AND EQUIPMENT
ROU asset in Property, plant and equipment, estimated useful life	18 years
Mineral Properties | Nussir ASA (“Nussir”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Percentage of net smelter returns (“NSR”) royalty on the property, plant and equipment	0.75%
Percentage of net smelter returns (“NSR”) regional royalty on the property, plant and equipment	0.25%
Mineral Properties | Nye Sulitjelma Gruver SA (“NSG”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Percentage of net smelter returns (“NSR”) royalty on the property, plant and equipment	0.50%
Mineral Properties | Cost | Nussir ASA (“Nussir”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	$ 95,222,303
Transactions costs directly related to the acquisition	4,100,000
Mineral Properties | Cost | Nye Sulitjelma Gruver SA (“NSG”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	20,151,896
Transactions costs directly related to the acquisition	200,000
Mineral Properties | Cost | Repparfjord Eiendom AS (“REAS”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition
Property, Plant and Equipment | Cost | Nussir ASA (“Nussir”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition
Property, Plant and Equipment | Cost | Nye Sulitjelma Gruver SA (“NSG”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition
Property, Plant and Equipment | Cost | Repparfjord Eiendom AS (“REAS”)
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Additions due to Acquisition	28,350,863
Transactions costs directly related to the acquisition	$ 200,000